Financial Instrument - Additional Information (Detail)	12 Months Ended
Dec. 31, 2018 EUR (€)
Disclosure of detailed information about financial instruments [abstract]
Allowance for impairment	€ 0
Weighted average remaining days to maturity for investment portfolio	135 days